Covered Assets Credit Risk Profile by Internally Assigned Grade by Loan Status Designation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 495,358	$ 685,384
Discount balance related to acquired loans	109,409	150,910
Covered loans, allowance for losses	(3,766)	0
Covered loans, net	382,183	534,474
Single Family Residential [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,667
Single Family Residential [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	45,619
Construction, Speculative [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,315
Construction, Custom [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,383
Land, Consumer Lot Loans [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	543
Multi Family Housing [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,448
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	418
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	118,124
Commercial and Industrial Loans [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,859
Commercial and Industrial Loans [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	13,717
Home Equity Line of Credit [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,730
Consumer Portfolio Segment [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,199
Construction, Speculative and Land, Acquisition and Development [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	9,982
Pass [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	94.10%	93.70%
Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	20,470
Pass [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,544
Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	243,078
Grade as percentage of total gross assets	83.10%
Single Family Residential [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Single Family Residential [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,315
Land, Consumer Lot Loans [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	30,579
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,361
Commercial and Industrial Loans [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,725
Commercial and Industrial Loans [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,481
Home Equity Line of Credit [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,980
Special Mention [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.90%	0.40%
Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	36,284
Special Mention [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	12,157
Grade as percentage of total gross assets	4.20%
Single Family Residential [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,263
Single Family Residential [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	595
Construction, Speculative [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	360
Land, Consumer Lot Loans [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	111
Multi Family Housing [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,324
Multi Family Housing [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,458
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	48,069
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	28,979
Commercial and Industrial Loans [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	25,662
Commercial and Industrial Loans [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,239
Home Equity Line of Credit [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	54,682
Substandard [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	5.00%	5.90%
Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	145,411
Substandard [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,411
Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	36,742
Grade as percentage of total gross assets	12.60%
Single Family Residential [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Single Family Residential [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Consumer Lot Loans [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial and Industrial Loans [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	772
Commercial and Industrial Loans [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	444
Home Equity Line of Credit [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	772
Doubtful [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	444
Grade as percentage of total gross assets	0.20%
Single Family Residential [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Single Family Residential [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Consumer Lot Loans [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial and Industrial Loans [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial and Industrial Loans [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Home Equity Line of Credit [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,930
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	46,214
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,315
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,058
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	654
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,324
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	34,906
Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	79,066
Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	148,464
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,018
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	22,881
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,730
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,199
Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	67,644
Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,955
Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	292,421	378,552
Covered loans, allowance for losses	0	0
Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	202,937	306,832
Covered loans, allowance for losses	$ (3,766)	$ 0